Basic and diluted loss per share	12 Months Ended
Dec. 31, 2020
Basic and diluted loss per share
Basic and diluted loss per share

21.         Basic and diluted loss per share:

Basic and diluted earnings per share for the current and comparative period have been adjusted to reflect the share consolidation that occurred subsequent to year-end (note 24(a)).

	December 31,	December 31,
	2020	2019
Net loss attributable to the shareholders of:
Greenbrook TMS	$(29,663,540)	$(15,909,879)

Weighted average common shares outstanding(note 24(a)):
Basic and diluted	12,799,876	10,765,719

Loss per share:
Basic and diluted	$(2.32)	$(1.48)

For the year ended December 31, 2020, the effect of 3,682,500 (December 31, 2019 - 2,988,168) options, 256,535 lender warrants (December 31, 2019 – nil) and 564,540 broker warrants (December 31, 2019 – 1,068,186) have been excluded from the diluted calculation because this effect would be anti-dilutive. On a post share consolidation basis, the effect of 736,500 options (December 31, 2019 – 597,634), 51,307 lender warrants (December 31, 2019 – nil) and 112,909 broker warrants (December 31, 2019 – 213,638) have been excluded from the diluted calculation because this effect would be anti-dilutive.